Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Credit Risk Exposure

The total balance exposed to credit risk at the reporting date was:

	2018	2017	2016
	(€’000)
Trade receivables	99,904	113,518	91,451
Accrued revenue	41,754	36,575	34,560
Collateralized cash	16,389	4,053	3,729
Rental and other supplier deposits	4,069	3,736	3,056
Other investments	7,906	3,693	1,942
Cash and cash equivalents	186,090	38,484	115,893
	356,112	200,059	250,631

Schedule of Credit Risk Exposure for Trade Receivables

The exposure to credit risk for trade receivables at the reporting date by geographic region was:

	2018	2017	2016
	(€’000)
UK, France, Germany and The Netherlands	76,213	88,634	71,099
Rest of Europe	22,840	23,995	19,807
Corporate	851	889	545
	99,904	113,518	91,451

Schedule of Aging and Allowance per Aging Category of Trade Receivables

The aging and the allowance per aging category of trade receivables as of the reporting date was:

	2018		2017		2016
	Gross	Allowance	Gross	Allowance	Gross	Allowance
	(€’000)
Not past due	71,139	—	88,530	—	69,771	—
Past due 0–30 days	12,312	—	9,448	—	12,027	—
Past due 31–120 days	10,830	36	13,111	39	7,329	8
Past due 121 days–1 year	4,739	317	2,295	223	2,358	234
More than 1 year	1,628	391	725	329	324	116
	100,648	744	114,109	591	91,809	358

Summary of Loss Allowance For Expected Credit Losses

The movement in the loss allowance for expected credit losses in respect of trade receivables during the year was as follows:

	2018	2017	2016
	(€’000)
Balance as of January 1,	591	358	192
Expected credit losses recognized	174	316	285
Write-offs	(21)	(83)	(119)
Balance as of December 31,	744	591	358

Schedule of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities, including interest payments and excluding the impact of netting agreements.

December 31, 2018

	Carrying amount	Contractual cash flows	Less than 1 year	Between 1 - 5 years	More than 5 years
	(€’000)
Financial liabilities
Senior Notes	1,188,387	1,542,000	57,000	228,000	1,257,000
Finance lease liabilities	50,374	66,094	21,695	26,720	17,679
Mortgages	51,382	56,739	5,372	36,872	14,495
Trade and other payables(1)	226,116	226,116	225,879	31	206
	1,516,259	1,890,949	309,946	291,623	1,289,380

December 31, 2017

	Carrying amount	Contractual cash flows	Less than 1 year	Between 1 - 5 years	More than 5 years
	(€’000)
Financial liabilities
Senior Secured Notes	628,141	737,500	37,500	700,000	—
Finance lease liabilities	51,127	70,492	4,389	29,625	36,478
Mortgages	53,640	59,684	9,380	33,149	17,155
2017 Senior Secured Revolving Facility	100,000	100,000	100,000	—	—
Trade and other payables(1) (i)	145,446	145,446	145,259	26	161
	978,354	1,113,122	296,528	762,800	53,794

December 31, 2016

	Carrying amount	Contractual cash flows	Less than 1 year	Between 1 - 5 years	More than 5 years
	(€’000)
Financial liabilities
Senior Secured Notes	629,327	775,000	37,500	737,500	—
Finance lease liabilities	51,718	75,394	4,346	31,904	39,144
Mortgages	54,412	60,792	12,137	28,980	19,675
Trade and other payables(1) (i)	95,836	95,836	95,657	26	153
	831,293	1,007,022	149,640	798,410	58,972

Notes:—

(1)	The carrying amount excludes accrued interest on Senior Notes, Senior Secured Notes and mortgages, deferred revenues and rental holidays.
(i)

Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.

Schedule of Foreign Exchange Rates

The following significant exchange rates applied during the year:

	Average rate			Report date mid-spot rate
	2018	2017	2016	2018	2017	2016
Euro
GBP 1	1.131	1.141	1.220	1.115	1.126	1.167
CHF 1	0.864	0.897	0.918	0.888	0.855	0.931
DKK 1	0.134	0.134	0.134	0.134	0.134	0.135
SEK 1	0.098	0.104	0.106	0.098	0.102	0.104

Schedule of Sensitivity Analysis

This analysis assumes that all other variables, in particular interest rates, remained constant and was performed on the same basis for 2017 and 2016.

	Equity(i)	Profit or loss
	(€’000)
December 31, 2018
GBP	(6,295)	(1,656)
CHF	(5,131)	(252)
DKK	(2,679)	(164)
SEK	(1,319)	(24)
December 31, 2017
GBP	(4,573)	(1,712)
CHF	(4,755)	(148)
DKK	(2,499)	(246)
SEK	(1,348)	(196)
December 31, 2016
GBP	(2,895)	(127)
CHF	(4,990)	(186)
DKK	(2,255)	(211)
SEK	(1,179)	38

Schedule of Financial Instruments by Type of Interest Rate

At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments was:

	Carrying amount
	2018	2017	2016
	(€’000)
Fixed-rate instruments
Senior Secured Notes	—	628,141	629,327
Senior Notes	1,188,387	—	—
Finance lease liabilities	50,374	51,127	51,718
Mortgages	4,451	4,927	5,400
	1,243,212	684,195	686,455
Variable-rate instruments
Mortgages	46,931	48,713	49,012
2017 Senior Secured Revolving Facility	—	99,904	—
	46,931	148,617	49,012
	1,290,143	832,812	735,457

Schedule of Financial Instruments by Type of Interest Rates

 This analysis assumes that all other variables, in particular foreign currency rates, remained constant.

	Profit or loss		Equity
	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
	(€’000)
December 31, 2018
Variable rate instruments	(1,692)	1,692	(69)	69
December 31, 2017
Variable rate instruments	(1,021)	1,021	(76)	76
December 31, 2016
Variable rate instruments	(478)	478	(84)	84

Schedule of Fair Value of Assets and Liabilities

The values of the instruments are:

	Carrying value	Fair value
	(€’000)
		Level 1	Level 2	Level 3
December 31, 2018
Senior Notes	(1,188,387)	(1,231,692)	—	—
Finance leases	(50,374)	—	(54,092)	—
Mortgages	(51,382)	—	(51,382)	—
Other investments	7,906	—	—	7,906
Interest rate swap	(226)	—	(226)	—
December 31, 2017
6.00% Senior Secured Notes due 2020	(628,141)	(647,000)	—	—
2017 Senior Secured Revolving Facility	(99,904)	—	(99,904)	—
Finance leases	(51,127)	—	(54,282)	—
Mortgages	(53,640)	—	(53,640)	—
Other investments	3,693	—	3,693	—
Interest rate swap	(255)	—	(255)	—
Conversion option	0	—	—	0
December 31, 2016
6.00% Senior Secured Notes due 2020	(629,327)	(657,000)	—	—
Finance leases	(51,718)	—	(55,625)	—
Mortgages	(54,412)	—	(54,412)	—
Other investments	1,942	—	1,942	—
Interest rate swap	(367)	—	(367)	—
Conversion option	0	—	—	0

Schedule of Net Debt to Equity Ratio

The Board’s policy is to maintain a strong capital base to maintain investor, creditor and market confidence and to sustain future development of the business. The Board of Directors monitors the return on capital based on a ratio calculated as Total liabilities minus Cash and cash equivalents, divided by Shareholders’ equity:

	2018	2017(i)	2016(i)
	(€’000)
Total liabilities	1,629,134	1,112,410	941,179
Less: cash and cash equivalents	(186,090)	(38,484)	(115,893)
	1,443,044	1,073,926	825,286
Equity
Shareholders’ equity	633,420	589,661	541,486
Ratio of Total liabilities minus Cash and cash equivalents, divided by Shareholders’ equity:	2.28	1.82	1.52

(i)

Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.